                    MASTER GROUP VARIABLE ANNUITY CONTRACTS
                        HARTFORD LIFE INSURANCE COMPANY
       SUPPLEMENT DATED JUNE 24, 1997 TO THE PROSPECTUS DATED MAY 1, 1997
  FOR MASTER GROUP VARIABLE ANNUITY CONTRACTS ISSUED WITH RESPECT TO SEPARATE
                                    ACCOUNTS
                                 DC-I AND DC-II

The following Fee Table replaces the Fee Table appearing in the Prospectus. The Fee Table has been replaced because it incorrectly omitted the contingent deferred sales charge schedule which applies to Contracts under which variable account Contributions are held in Separate Account DC-II during the Accumulation Period. In addition, the Fee Table has been replaced because it incorrectly omitted the Annual Contract Fee for DC-II of $25.00.

                                   FEE TABLE

                                    SUMMARY
                      CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of premium payments).............  None
Transfer Fee......................................................................  $0
Contingent Deferred Sales Charge (as a percentage of amounts withdrawn)
Contracts under which variable account Contributions are held under Separate
 Account DC-I during the Accumulation Period:
    First through Sixth Year......................................................  5%
    Seventh and Eighth Year.......................................................  4%
    Ninth and Tenth Year..........................................................  3%
    Eleventh and Twelfth Year.....................................................  2%
    Thirteenth Year...............................................................  0%
Contracts under which variable account Contributions are held under Separate
 Account DC-II during the Accumulation Period:
    First through Eight Year......................................................  5%
    Ninth through Fifteenth Year..................................................  3%
    Sixteenth Year................................................................  0%
Annual Contract Fee (DC-I)........................................................  None
Annual Contract Fee (DC-II).......................................................  $25.00
Annual Expenses-Separate Account (as percentage of average account value)
    Mortality and Expense Risk (DC I)(1)..........................................  0.900%
    Mortality and Expense Risk (DC II)............................................  1.250%

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(1) The Mortality and Expense Risk charge under Separate Account DC-I is 0 .750%
    of the average daily net assets of DC-I for contract values which exceed $50 million.

The Transfer Fee, Contingent Deferred Sales Charge, Annual Contract Fee and Mortality and Expense Risk charge may be reduced or eliminated. See "Experience Rating of Contracts," page 27.

The first paragraph of the Subsection entitled "C. Contingent Deferred Sales Charges" in the Summary is deleted and replaced with the following paragraph which was incorrectly omitted from the Prospectus:

C.  CONTINGENT DEFERRED SALES CHARGES

    No deduction for sales expense is made at the time of allocation of Contributions to the contracts. For Contracts under which variable account Contributions are held under Separate Account DC-I during the Accumulation Period, a deduction for contingent deferred sales charges is made if there is any surrender of contract values during the first 12 Participant's Contract Years. During the first six years thereof, a maximum deduction of 5% will be made against the full amount of any such surrender. During the next two years thereof, a maximum deduction of 4% will be made against the full amount of any such surrender. During the next two years thereof, a maximum deduction of 3% will be made against the full amount of any such surrender. During the next two years thereof, a maximum deduction of 2% will be made against the full amount of any such surrender. For Contracts under which variable account Contributions are held under Separate Account DC-II during the Accumulation Period, a deduction for contingent deferred sales charges is made if there is any surrender of contract values during the first 15 Participant Contract Years. During the first 8 years thereof, a maximum deduction of 5% will be made against the full amount of any such surrender. During the next 7 years thereof, a maximum deduction of 3% will be made against the full amount of any such surrender. Contingent deferred sales charges will never exceed 8.5% of aggregate Contributions to a Participant's Individual Account. The amount or term of the contingent deferred sales charge may be reduced (see "Charges Under the Contract -- Experience Rating of Contracts," page 27).

Subsection J entitled, "Annual Contract Fee" is deleted and is replaced with the following paragraph which was incorrectly omitted from the Prospectus:

    An Annual Contract Fee may be charged against the value of each Participant's Individual Account under a contract at the end of a Participant's Contract Year. Currently, there is an Annual Contract Fee of $25.00 assessed against any Participant's Individual Account value in Separate Account DC-II. (See "Charges Under the Contract -- Experience Rating of Contracts). The Annual Contract Fee may be reduced or waived (see "Charges Under the Contract -- Experience Rating of Contracts).

The first paragraph of the Subsection entitled "How are the charges under these contracts made?" is deleted and replaced with the following paragraph which was incorrectly omitted from the Prospectus:

How are the charges under these contracts made?

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
    No deduction for sales expense is made at the time of allocation of Contributions to the contracts. For Contracts under which variable account Contributions are held under Separate Account DC-I during the Accumulation Period, a deduction for contingent deferred sales charges is made if there is any surrender of contract values during the first 12 Participant's Contract Years. During the first six years thereof, a maximum deduction of 5% will be made against the full amount of any such surrender. During the next two years thereof, a maximum deduction of 4% will be made against the full amount of any such surrender. During the next two years thereof, a maximum deduction of 3% will be made against the full amount of any such surrender. During the next two years thereof, a maximum deduction of 2% will be made against the full amount of any such surrender. For Contracts under which variable account Contributions are held under Separate Account DC-II during the Accumulation Period, a deduction for contingent deferred sales charges is made if there is any surrender of contract values during the first 15 Participant Contract Years. During the first 8 years thereof, a maximum deduction of 5% will be made against the full amount f any such surrender. During the next 7 years thereof, a maximum deduction of 3% will be made against the full amount of any such surrender. Contingent deferred sales charges will never exceed 8.5% of aggregate Contributions to a Participant's Individual Account. The amount or term of the contingent deferred sales charge may be reduced (see "Charges Under the Contract -- Experience Rating of Contracts," page 27).

The first paragraph of the Subsection entitled, "Are there any other administrative charges?" is deleted and replaced with the following paragraph which was incorrectly omitted from the Prospectus:

Are there any other administrative charges?

    There may be an Annual Contract Fee deduction from the value of each Participant's Individual Account under the contracts. Currently, there is an Annual Contract Fee of $25.00 assessed against any Participant's Individual Account value in Separate Account DC-II. (See "Charges Under the Contract -- Experience Rating of Contracts). The Annual Contract Fee may be reduced or waived (see "Charges Under the Contract -- Experience Rating of Contracts).

33-19947
33-19949
HV-2145-0

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